Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table)
Charterer	2023	2022	2021
A	22%	13%	14%
B	10%	8%	11%
C	9%	8%	8%